Average Annual Total Returns - Global X Funds			12 Months Ended	60 Months Ended	114 Months Ended
		Jul. 21, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (TR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%	14.42%	15.01%
Performance Inception Date		Jul. 11, 2016
Morningstar® US Capital Allocation Leaders Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Morningstar® US Capital Allocation Leaders Index (TR) (USD)2(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		14.53%	11.73%	13.88%
Performance Inception Date	[1]	Jul. 11, 2016
Concinnity Conscious Companies Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Concinnity Conscious Companies Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.53%	11.73%	13.88%
Performance Inception Date		Jul. 11, 2016
Global X Morningstar Capital Allocation Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			14.04%	11.22%	13.37%
Performance Inception Date		Jul. 11, 2016
Global X Morningstar Capital Allocation Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	·Return after taxes on distributions1
Average Annual Return, Percent	[2]		13.35%	10.87%	12.99%
Global X Morningstar Capital Allocation Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[2]		8.80%	8.90%	11.10%

[1]	Effective July 21, 2026, the Fund changed its Underlying Index from the Concinnity Conscious Companies Index to the Morningstar® US Capital Allocation Leaders Index. Performance reflects the performance of the Concinnity Conscious Companies Index through July 21, 2026 and will reflect the Morningstar® US Capital Allocation Leaders Index thereafter.
[2]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).